Derivative Liability (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020
Derivative Liability (Textual)
Gain in fair value of derivative					$ 858,774
Change in fair value of derivative			$ 887,301
Change in derivative liability	$ 1,096,709	$ (256,468)	887,301	$ (612,093)
Derivative liability related to convertible notes	$ 1,312,178	$ 1,312,178	$ 1,312,178	$ 1,312,178	$ 1,590,638